Average Annual Total Returns - Calvert Fund		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Core Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.01%
Calvert Core Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert Core Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.77%		(1.07%)	3.74%
Calvert Core Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.98%		(2.54%)	2.08%
Calvert Core Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.20%		(1.34%)	2.23%
Calvert Core Bond Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		(0.17%)	4.40%
Performance Inception Date	Jan. 31, 2015
Calvert Core Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		7.47%		(0.17%)	4.40%
Performance Inception Date	Jun. 30, 2023
Calvert High Yield Bond Fund | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.50%		4.49%	6.44%
Calvert High Yield Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert High Yield Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		4.20%		2.58%	4.43%
Calvert High Yield Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.89%		0.54%	2.37%
Calvert High Yield Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.44%		1.05%	2.47%
Calvert High Yield Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		5.90%		2.48%	3.99%
Calvert High Yield Bond Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		7.99%		3.51%	5.06%
Calvert High Yield Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		8.02%		3.60%	5.12%
Performance Inception Date	Feb. 01, 2019
Calvert Income Fund | Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.83%		(0.05%)	3.14%
Calvert Income Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		5.35%		0.52%	3.32%
Calvert Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.27%		(1.23%)	1.73%
Calvert Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.12%		(0.38%)	1.84%
Calvert Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		7.08%		0.43%	2.88%
Calvert Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		9.22%		1.44%	3.95%
Calvert Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		9.21%		1.47%	3.97%
Performance Inception Date	Feb. 01, 2023
Calvert Mortgage Access Fund | Bloomberg U.S. Mortgage Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	2.88%
Calvert Mortgage Access Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	3.18%
Calvert Mortgage Access Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	4.15%
Performance Inception Date	Apr. 29, 2022
Calvert Mortgage Access Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	1.99%
Calvert Mortgage Access Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	2.22%
Calvert Mortgage Access Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	4.34%
Performance Inception Date	Apr. 29, 2022
Calvert Mortgage Access Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	5.39%
Performance Inception Date	Apr. 29, 2022
Calvert Mortgage Access Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	5.40%
Calvert Short Duration Income Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert Short Duration Income Fund | Bloomberg 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.74%		2.15%	2.84%
Calvert Short Duration Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.78%		2.38%	2.80%
Calvert Short Duration Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.94%		0.94%	1.58%
Calvert Short Duration Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.21%		1.19%	1.61%
Calvert Short Duration Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		4.39%		2.08%	2.26%
Calvert Short Duration Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		6.43%		3.11%	3.32%
Calvert Short Duration Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		6.50%		3.18%	3.36%
Performance Inception Date	Feb. 01, 2019
Calvert Ultra-Short Duration Income Fund
Prospectus [Line Items]
Performance Inception Date	Oct. 03, 2017
Calvert Ultra-Short Duration Income Fund | Bloomberg US Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%		0.06%	2.43%
Calvert Ultra-Short Duration Income Fund | Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.40%		2.78%	2.18%
Calvert Ultra-Short Duration Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		4.61%		3.26%	2.46%
Calvert Ultra-Short Duration Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.83%		1.92%	1.45%
Calvert Ultra-Short Duration Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.71%		1.92%	1.45%
Calvert Ultra-Short Duration Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		4.87%		3.52%	2.74%
Calvert Ultra-Short Duration Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		4.91%		3.58%	2.77%